NOTE 6 - OTHER CURRENT LIABILITIES	3 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
OtherLiabilitiesCurrent

NOTE 6 – OTHER CURRENT LIABILITIES

Other current liabilities in the accompanying condensed consolidated balance sheet consist of the following:

(000’s omitted)

	September 30, 2012	June 30, 2012
Accrued salaries, commissions and payroll taxes	$536	$570
Accrued interest	198	191
Litigation accruals	493	493
Sales tax payable	2,908	2,764
Legal and other professional fees	544	577
Accounting fees	115	345
Insurance premiums	62	13
Interest and penalty - sales tax	2,166	2,116
Penalty - 401k plan	250	250
Purchase scanners	400	—
Rent	178	208
Other	151	166
TOTAL OTHER CURRENT LIABILITIES	$8,001	$7,693